JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210
April 27, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Trust (the “Trust”)
File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 87 to its Registration Statement under the 1940 Act (“Amendment No. 87”).
The Amendment No. 87 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to become effective 75 days after filing. The purpose of this filing is to register two new funds of the Trust.
If you have any questions, please call the undersigned at 617-663-2166 or David Barr at 617-663-3241.
Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary